Loss per share - Schedule of basic and diluted net loss per share (Details) ¥ / shares in Units, ¥ in Thousands	6 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic and diluted net loss per share calculation | ¥		¥ (570,546)	¥ (375,126)
Denominator:
Weighted average number of ordinary shares – basic (in shares)		337,935,301	337,395,390
Weighted average number of ordinary shares – diluted (in shares)		337,935,301	337,395,390
Basic loss per share, ordinary shares (in CNY per share) | (per share)	$ (0.23)	¥ (1.69)	¥ (1.11)
Diluted loss per share, ordinary shares (in CNY per share) | (per share)	$ (0.23)	¥ (1.69)	¥ (1.11)